Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Payables [Abstract]
Salary and related expenses		$ 185,248	$ 90,203
Accrued audit fees		60,250	56,250
Accrued legal fees		15,364
Accrued consulting fees		26,091	24,076
Other expenses		5,595	850
Total accrued expenses and other payables	$ 609,554	$ 292,548	$ 171,379